Other Payables And Accruals - Summary of detailed information about other payables and accruals (Detail) - HKD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Accrued Expenses And Other Liabilities [Line Items]
Accruals and other payables	$ 91,594,587	$ 81,054,895
Contract liabilities	630,962	47,270,998	$ 111,974,163
Current accrued expenses and other current liabilities	$ 92,225,549	$ 128,325,893